Stock Based Compensation - 2016 Stock Option Plan (Detail) - shares	6 Months Ended
	Jun. 30, 2016	Jun. 21, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Based Compensation
Shares reserved for issuance (in shares)	32,436,944		72,366,220	56,199,355
2016 Equity Incentive Plan
Stock Based Compensation
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent	100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
2016 Equity Incentive Plan | Vesting Period
Stock Based Compensation
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	25.00%
2016 Equity Incentive Plan | Employee and Nonemployee Stock Options
Stock Based Compensation
Automatic increase percentage (as a percent)		5.00%
2016 Equity Incentive Plan | Employee and Nonemployee Stock Options | Common Class A
Stock Based Compensation
Shares reserved for issuance (in shares)		11,500,000